Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Numerator:
Allocation of net income (loss)	$ (118,234)	$ 32,346	$ 907,401	$ (308,285)	$ (121,953)	$ 1,633,587
Denominator:
Basic weighted average common stock outstanding	25,161,508	28,750,000	26,945,841	28,750,000	1,822,183	28,750,000
Basic net income (loss) per common stock	$ 0	$ 0	$ 0.03	$ (0.01)	$ (0.07)	$ 0.06
Class B [Member]
Numerator:
Allocation of net income (loss)	$ (33,774)	$ 8,087	$ 242,039	$ (77,071)	$ (422,271)	$ 408,397
Denominator:
Basic weighted average common stock outstanding	7,187,500	7,187,500	7,187,500	7,187,500	6,309,419	7,187,500
Basic net income (loss) per common stock	$ 0	$ 0	$ 0.03	$ (0.01)	$ (0.07)	$ 0.06